                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number: _________________

This Amendment: (Check only one:): |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Cascade Investment, L.L.C.
Address: 2365 Carillon Point
         Kirkland, WA 98033

Form 13F File number: 28-05149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Michael Larson
Title: Business Manager
Phone: (425) 889-7900

Signature, Place, and Date of Signing


/s/ Michael Larson              Kirkland, Washington   February 14, 2007
------------------------            [City, State]            [Date]
    [Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Value: 11
Form 13F Information Table Value Total: $3,548,711
                                        (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of December 31, 2006. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of the date of this filing.

(2) In calculating the value, Cascade used the price per share for the applicable security as of December 31, 2006.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   --------------
1     28-05147               Michael Larson

                           FORM 13F INFORMATION TABLE
                          AS OF DECEMBER 31, 2006 (1)

                                                                       AMOUNT AND TYPE
                                                                         OF SECURITY
                                                                       ---------------                           VOTING AUTHORITY
                                                            VALUE (2)  SHARES/PRN  SH/  INVESTMENT    OTHER   ----------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X1000)     AMOUNT    PRN  DISCRETION  MANAGERS  SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL           CL A       084670108  $  445,460       4,050   SH     OTHER        1                4,050
CANADIAN NATL RY CO                  COM        136375102  $1,352,637  31,434,745   SH     OTHER        1           31,434,745
FISHER COMMUNICATIONS INC            COM        337756209  $   20,146     455,700   SH     OTHER        1              455,700
FOUR SEASONS HOTEL INC            LTD VTG SH    35100E104  $   58,693     715,850   SH     OTHER        1              715,850
GRUPO TELEVISA SA DE CV         SP ADR REP ORD  40049J206  $  525,053  19,439,200   SH     OTHER        1           19,439,200
OTTER TAIL CORP                      COM        689648103  $   79,661   2,556,499   SH     OTHER        1            2,556,499
PNM RES INC                          COM        69349H107  $  202,758   6,519,550   SH     OTHER        1            6,519,550
REPUBLIC SVCS INC                    COM        760759100  $  737,278  18,128,301   SH     OTHER        1           18,128,301
SIX FLAGS INC                        COM        83001P109  $   53,504  10,210,600   SH     OTHER        1           10,210,600
WESTERN ASSET CLAYMORE US TR    COM SH BEN INT  95766Q106  $   25,926   2,270,200   SH     OTHER        1            2,270,200
WESTERN ASSET/CLYMRE US TR INF       COM        95766R104  $   47,597   4,113,800   SH     OTHER        1            4,113,800